CONTINGENT CONSIDERATION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Contingent Consideration Liability
SCHEDULE OF FAIR VALUE MEASUREMENT OF CONTINGENT CONSIDERATION LIABILITY

The following table presents a summary of the changes in the fair value of the contingent consideration liability:

(in thousands)
December 31, 2022	$1,260
Change in fair value	66
December 31, 2023	$1,326
Change in fair value	(1,326)
December 31, 2024	$-